INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
13.	INCOME TAXES

For the nine months ended September 30, 2014, the Company recorded income tax expense of $441, which is comprised of $431 current expense and $10 deferred expense. For the nine months ended September 30, 2013, the Company recorded income tax expense of $13, which is comprised of $2 current expense and $11 deferred expense.

For the nine months ended September 30, 2014 the current income tax expense included approximately $400 of foreign tax expense related to Brazilian withholding taxes. Such taxes are applicable to licensing, technology services and royalty revenues earned within Brazil. The tax rate for such taxes is between 15% -18% and is based upon the character of the revenue and the jurisdiction of where it was earned.

As of December 31, 2013, the Company had $110,512 of federal net operating loss carryforwards that expire beginning in 2028, $72,307 of state net operating loss carryforwards that expire from 2014 through 2034, and $1,196 of research and development tax credits that expire beginning in 2028. The amount of the net operating loss and research and development tax credit carryforwards that may be utilized annually to offset future taxable income and tax liability may be limited as a result of certain ownership changes pursuant to Section 382 of the Internal Revenue Code. The Company has not completed a study to assess whether there have been one or more ownership changes since its inception due to the costs and complexities associated with such a study.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established for any deferred tax asset for which realization is not more likely than not.

The Company recognizes in its consolidated financial statements only those tax positions that are “more likely than not” of being sustained upon examination by taxing authorities, based on the technical merits of the position. As of September 30, 2014, there are no uncertain tax positions. In addition, there are no amounts required to be included in the financial statements for interest or penalties on uncertain tax positions.

15.	INCOME TAXES

The provision for income taxes for the years ended December 31, 2013 and 2012, consists of the following:

	2013	2012
Current Provision
Federal	$—	$—
State	2	(28)
Foreign	25	1,024

Total current provision	27	996

Deferred Expense
Federal	7	15
State	1	3

Total deferred expense	8	18

Total provision for income taxes	$35	$1,014

Components of deferred income tax assets and liabilities at December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred income tax assets:
Net operating losses	$41,537	$37,960
Research and development tax credits	1,196	1,192
Bad debts	39	8
Deferred revenue	4,206	931
Inventories	173	539
Intangible assets and property	3,230	2,828
Stock-based compensation	2,673	2,379
Accrued expenses and other	1,190	798

	54,244	46,635

Deferred income tax liabilities:
Goodwill	148	140
Prepaid expenses	138	123
Deferred costs	2,850	488

	3,136	751

Net deferred income tax assets	(51,108)	(45,884)
Valuation allowance	(51,256)	(46,024)

Carrying value of net deferred liability	$(148)	$(140)

A reconciliation of the U.S. statutory federal income tax rate and the Company’s effective income tax rate for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
Federal statutory rate	(34.00)%	(34.00)%
State taxes — net of federal benefit	0.02	0.12
Convertible debt interest expense	0.92	—
Tax credits	(0.02)	(7.40)
Change in fair value of warrants	(0.42)	(29.78)
Other permanent items	(1.42)	(0.64)
Foreign withholding tax	—	11.57
Valuation allowance	35.18	79.68

Effective income tax rate	0.26%	19.55%

As of December 31, 2013, the Company had $110,512 of federal net operating loss carryforwards that expire through 2028, $71,029 of state net operating loss carryforwards that expire from 2013 through 2028, and $1,196 of research and development tax credits that expire in 2028. The amount of the net operating loss and research and development tax credit carryforwards that may be utilized annually to offset future taxable income and tax liability may be limited as a result of certain ownership changes pursuant to Section 382 of the Internal Revenue Code. We have not completed a study to assess whether there have been one or more ownership changes since our inception due to the costs and complexities associated with such a study.

In 2012, the Company earned $10,000 of revenue from a technology licensing arrangement with a Chinese customer. Chinese tax law imposes a 10% income tax on such arrangements therefore $1,000 was withheld and remitted by the customer. The tax amount withheld effectively equals the tax due; therefore, the Company is not required to file a Chinese tax return. The withholding has been recorded as income tax expense in 2012.

The Company recognizes in its consolidated financial statements only those tax positions that are “more-likely-than-not” of being sustained upon examination by taxing authorities, based on the technical merits of the position. The Company performed a comprehensive review of its material tax positions in accordance with recognition and measurement standards. Based on this review, the Company has concluded that there are no uncertain tax positions that would require recognition or disclosure within the consolidated financial statements. As of December 31, 2013 and 2012, there are no uncertain tax positions. In addition, there are no amounts required to be included in the financial statements for interest or penalties on uncertain tax positions.

The Company files federal and various state income tax returns. The Company’s federal tax returns for 2010 and subsequent years remain open to examination by the tax authorities. The Company’s 2009 federal return has been audited and the audit was closed without any changes to the return positions. In addition, state tax returns for 2009 and subsequent years remain open to examination and the statute of limitations is not closed for the Company’s Switzerland-based subsidiary for 2009 and subsequent periods.